Ordinary Shares (Tables)	9 Months Ended
Sep. 30, 2019
Ordinary Shares
Summary of ordinary shares transactions

	2019	2018
As at January 1	666,577	664,470
Share option exercises	209	886
As at September 30	666,786	665,356